Share-Based Compensation (Schedule Of Restricted Stock Units And Restricted Stocks Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Timebased Restricted Stock Units And Restricted Stocks [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number at beginning of period, Number of restricted stock units and restricted stocks	1,922,581
Number at beginning of period, Weighted average grant date fair value	$ 13.52
Granted, Number of restricted stock units and restricted stocks	2,700,424
Granted, Weighted average grant date fair value	$ 46.40
Vested, Number of restricted stock units and restricted stocks	(225,663)
Vested, Weighted average grant date fair value	$ 13.49
Cancelled, Number of restricted stock units and restricted stocks	(21,581)
Cancelled, Weighted average grant date fair value	$ 46.59
Number at end of period, Number of restricted stock units and restricted stocks	4,375,761
Number at end of period, Weighted average grant date fair value	$ 33.65
Peformance Based Restricted Stock Units And Restricted Stocks [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number at beginning of period, Number of restricted stock units and restricted stocks	720,000
Number at beginning of period, Weighted average grant date fair value	$ 13.06
Granted, Number of restricted stock units and restricted stocks	5,246,990
Granted, Weighted average grant date fair value	$ 46.55
Cancelled, Number of restricted stock units and restricted stocks	(43,169)
Cancelled, Weighted average grant date fair value	$ 46.59
Number at end of period, Number of restricted stock units and restricted stocks	5,923,821
Number at end of period, Weighted average grant date fair value	$ 42.48
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of restricted stock units and restricted stocks	145,000
Restricted share issued	92,220
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of restricted stock units and restricted stocks	225,663
Restricted share issued	210,403